Discontinued operations	12 Months Ended
Dec. 31, 2023
Discontinued operations

5. Discontinued operations

In March 2020, the Company decided to focus its efforts and resources on the pharmaceutical business and initiated the process to exit the medical cannabis industry and sell FV Pharma’s facility located at 520 William Street, Cobourg, Ontario, K9A 3A5 (the “Facility”) and the 64-acre property on which the Facility is located (the “Facility Property”). On May 6, 2022, the Company closed the sale of the Facility and the Facility Property for total consideration of $12,730,942 (C$16,400,000). The Company recognized a gain of $4,249,582 on the sale of the Facility and the Facility Property and incurred selling expenses of $616,002 for the year ended December 31, 2022.

Results of operations related to the Disposal Group are reported as discontinued operations for the years ended December 31, 2022 and 2021.

Net income (loss) from discontinued operations for the years ended December 31, 2022 and 2021 is comprised of the following:

		For the years ended December 31,
	Notes	2022 $	2021 $
Expenses
General and administrative	17	1,185,600	1,412,392
Total operating expenses		1,185,600	1,412,392

Loss from discontinued operations		(1,185,600)	(1,412,392)

Other income		(32,852)	(64,919)
Gain on sale of property and plant		(4,249,582)	—
Net income (loss) from discontinued operations		3,096,834	(1,347,473)

Cash flows from discontinued operations for the year ended December 31, 2022 and 2021 is comprised of the following:

	For the years ended December 31,
	2022	2021
	$	$
Operating activities
Net income (loss) from discontinued operations	3,096,834	(1,347,473)
Add (deduct) items not affecting cash
Changes in non-cash working capital balances
Gain on sale of property and plant	(4,249,582)	—
Other receivables	(88,588)	38,822
Prepaid expenses and deposits	98,354	(20,091)
Trade and other payables	—	(53,299)
Cash used in operating activities	(1,142,982)	(1,382,041)

Proceeds from sale of property and plant, net	12,730,942	—
Cash provided by investing activities	12,730,942	—

There were no discontinued operations for the year ended December 31, 2023.